Available-for-sale investments (Fair Values by Classification) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Classification in the Consolidated Balance Sheets
Cash and cash equivalents	$ 4,144	$ 3,731	$ 3,805	$ 3,257
Marketable securities	27,238	23,295
Other assets — noncurrent	1,599	1,467
Total available-for-sale investments	31,112	26,732
Available-for-sale investments [Member]
Classification in the Consolidated Balance Sheets
Cash and cash equivalents	3,738	3,293
Other assets — noncurrent	$ 136	$ 144